CAPITAL MANAGEMENT	6 Months Ended
Jun. 30, 2018
Disclosure of Capital Management [Abstract]
Disclosure of objectives, policies and processes for managing capital [text block]
CAPITAL MANAGEMENT
Our partnership’s approach to capital management is focused on maximizing returns to unitholders and ensuring capital is deployed in a manner consistent with achieving our investment return objectives.
Invested Capital, which tracks the amount of capital that has been contributed to our partnership, is a measure we utilize to assess returns on capital deployed, relative to targeted returns. Investment decisions are based on, amongst other measures and factors, targeted returns on Invested Capital of 12% to 15% annually over the long-term. We measure return on Invested Capital as Adjusted Funds from Operations (“AFFO”), less estimated returns of capital on operations that are not perpetual in life, divided by the weighted average Invested Capital for the period.
We define Invested Capital as partnership capital removing the impact of the following items: non-controlling interest in operating subsidiaries, retained earnings or deficit, accumulated other comprehensive income and ownership changes.

	As of
US$ MILLIONS	June 30, 2018	December 31, 2017
Partnership Capital	$12,276	$13,474
Remove impact of the following items since inception:
Non-controlling interest - in operating subsidiaries	(5,125)	(5,875)
Deficit	842	1,366
Accumulated other comprehensive income	(120)	(1,257)
Ownership changes	(109)	(109)
Invested Capital	$7,764	$7,599
The following table presents the change in Invested Capital during the three and six-month periods ended June 30, 2018:

	For the three-month period ended June 30		For the six-month period ended June 30
US$ MILLIONS	2018	2017	2018	2017
Opening balance	$7,760	$6,613	$7,599	$6,387
Issuance of preferred units	—	—	157	220
Issuance of limited partnership units and redeemable partnership units	4	5	8	11
Ending balance	$7,764	$6,618	$7,764	$6,618
Weighted Average Invested Capital	$7,760	$6,613	$7,738	$6,578